Note 5 - Goodwill	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
5	Goodwill

Goodwill is tested at least annually for impairment. Goodwill is tested for impairment using the fair value less cost to dispose model at the operating segment level. The Company is managed as one operating segment based on how financial information is produced internally for the purposes of making operating decisions, and it is the lowest level at which goodwill is monitored for internal management purposes. In assessing the goodwill for impairment, the Company compares the aggregate recoverable amount consisting of the sum of its quoted equity market capitalization and the fair value of its debt to the carrying value of its net assets excluding long-term debt. An impairment charge is recognized to the extent that the carrying value exceeds the recoverable amount. No impairment losses have been recorded against the value of goodwill since its acquisition. No impairment charges have arisen as a result of the reviews performed as at December 31, 2022 and 2021. Reasonably possible changes in key assumptions would not cause the recoverable amount of goodwill to fall below the carrying value.